Quarterly Holdings Report
for

Fidelity® Mid Cap Value Fund

October 31, 2020

MCV-QTLY-1220
1.809074.117

Schedule of Investments October 31, 2020 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.0%
	Shares	Value
COMMUNICATION SERVICES - 3.2%
Entertainment - 1.1%
Electronic Arts, Inc. (a)	104,500	$12,522,235
Media - 2.1%
Interpublic Group of Companies, Inc.	1,241,169	22,452,747

TOTAL COMMUNICATION SERVICES		34,974,982

CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.5%
BorgWarner, Inc.	461,690	16,149,916
Household Durables - 1.4%
PulteGroup, Inc.	265,300	10,813,628
Whirlpool Corp.	20,500	3,791,680
		14,605,308
Specialty Retail - 10.0%
Best Buy Co., Inc.	557,512	62,190,462
Williams-Sonoma, Inc.	504,539	46,019,002
		108,209,464

TOTAL CONSUMER DISCRETIONARY		138,964,688

CONSUMER STAPLES - 4.5%
Food & Staples Retailing - 0.7%
Kroger Co.	249,100	8,023,511
Food Products - 3.8%
Ingredion, Inc.	281,993	19,990,484
The J.M. Smucker Co.	182,584	20,485,925
		40,476,409

TOTAL CONSUMER STAPLES		48,499,920

ENERGY - 2.5%
Energy Equipment & Services - 1.0%
Baker Hughes Co. Class A	743,400	10,980,018
Oil, Gas & Consumable Fuels - 1.5%
Chevron Corp.	181,561	12,618,490
ConocoPhillips Co.	87,900	2,515,698
World Fuel Services Corp.	27,700	583,085
		15,717,273

TOTAL ENERGY		26,697,291

FINANCIALS - 13.8%
Banks - 3.7%
East West Bancorp, Inc.	407,200	14,854,656
M&T Bank Corp.	239,300	24,786,694
Signature Bank	2,700	217,998
		39,859,348
Capital Markets - 2.2%
Bank of New York Mellon Corp.	6,400	219,904
Federated Hermes, Inc. Class B (non-vtg.)	235,500	5,628,450
LPL Financial	2,700	215,811
State Street Corp.	238,500	14,047,650
Waddell & Reed Financial, Inc. Class A (b)	244,773	3,757,266
		23,869,081
Consumer Finance - 3.3%
Synchrony Financial	1,398,446	34,989,119
Insurance - 4.2%
Allstate Corp.	27,800	2,467,250
American National Group, Inc.	4,200	288,960
Hartford Financial Services Group, Inc.	233,900	9,009,828
MetLife, Inc.	458,780	17,364,823
Old Republic International Corp.	933,000	15,189,240
Unum Group	77,521	1,369,021
		45,689,122
Thrifts & Mortgage Finance - 0.4%
MGIC Investment Corp.	459,000	4,617,540

TOTAL FINANCIALS		149,024,210

HEALTH CARE - 6.9%
Biotechnology - 1.6%
Alexion Pharmaceuticals, Inc. (a)	75,200	8,658,528
Amgen, Inc.	33,668	7,303,936
United Therapeutics Corp. (a)	13,600	1,825,528
		17,787,992
Health Care Equipment & Supplies - 0.4%
Hologic, Inc. (a)	60,000	4,129,200
Health Care Providers & Services - 2.8%
AmerisourceBergen Corp.	61,967	5,953,170
National Healthcare Corp.	30,200	1,911,660
Premier, Inc.	169,100	5,534,643
Universal Health Services, Inc. Class B	149,521	16,380,026
		29,779,499
Pharmaceuticals - 2.1%
Jazz Pharmaceuticals PLC (a)	160,413	23,115,513

TOTAL HEALTH CARE		74,812,204

INDUSTRIALS - 17.3%
Building Products - 1.0%
Fortune Brands Home & Security, Inc.	75,600	6,113,772
UFP Industries, Inc.	98,200	4,901,162
		11,014,934
Commercial Services & Supplies - 0.2%
Steelcase, Inc. Class A	214,000	2,234,160
Construction & Engineering - 1.7%
EMCOR Group, Inc.	185,600	12,656,064
Valmont Industries, Inc.	43,100	6,118,045
		18,774,109
Electrical Equipment - 3.3%
Acuity Brands, Inc.	174,551	15,559,476
Encore Wire Corp.	100,100	4,625,621
Hubbell, Inc. Class B	109,100	15,875,141
		36,060,238
Machinery - 4.6%
Allison Transmission Holdings, Inc.	583,800	21,104,370
Crane Co.	277,267	14,071,300
ITT, Inc.	141,500	8,562,165
Mueller Industries, Inc.	188,400	5,450,412
		49,188,247
Professional Services - 2.2%
Manpower, Inc.	251,126	17,043,922
Robert Half International, Inc.	137,100	6,949,599
		23,993,521
Road & Rail - 1.6%
Landstar System, Inc.	134,700	16,797,090
Trading Companies & Distributors - 2.7%
HD Supply Holdings, Inc. (a)	476,918	19,009,951
MSC Industrial Direct Co., Inc. Class A	140,100	9,759,366
		28,769,317

TOTAL INDUSTRIALS		186,831,616

INFORMATION TECHNOLOGY - 7.7%
Communications Equipment - 0.3%
Juniper Networks, Inc.	173,300	3,417,476
Electronic Equipment & Components - 2.5%
Avnet, Inc.	169,900	4,191,433
Sanmina Corp. (a)	131,000	3,201,640
SYNNEX Corp.	151,500	19,943,460
		27,336,533
IT Services - 3.2%
Accenture PLC Class A	22,600	4,902,166
Amdocs Ltd.	526,097	29,661,349
		34,563,515
Semiconductors & Semiconductor Equipment - 1.0%
Cirrus Logic, Inc. (a)	162,000	11,156,940
Technology Hardware, Storage & Peripherals - 0.7%
Xerox Holdings Corp.	405,000	7,038,900

TOTAL INFORMATION TECHNOLOGY		83,513,364

MATERIALS - 7.8%
Chemicals - 2.7%
Cabot Corp.	280,400	10,658,004
Minerals Technologies, Inc.	44,800	2,450,112
NewMarket Corp.	44,700	15,988,743
		29,096,859
Metals & Mining - 4.8%
Reliance Steel & Aluminum Co.	482,438	52,580,918
Paper & Forest Products - 0.3%
Schweitzer-Mauduit International, Inc.	92,600	3,074,320

TOTAL MATERIALS		84,752,097

REAL ESTATE - 11.7%
Equity Real Estate Investment Trusts (REITs) - 3.3%
Apple Hospitality (REIT), Inc.	1,037,436	10,270,616
Equity Commonwealth	189,800	5,014,516
Gaming & Leisure Properties	253,176	9,202,948
Highwoods Properties, Inc. (SBI)	214,400	6,382,688
PS Business Parks, Inc.	37,200	4,241,916
		35,112,684
Real Estate Management & Development - 8.4%
CBRE Group, Inc. (a)	1,059,556	53,401,622
Jones Lang LaSalle, Inc.	335,719	37,889,246
		91,290,868

TOTAL REAL ESTATE		126,403,552

UTILITIES - 10.7%
Electric Utilities - 6.8%
Exelon Corp.	415,284	16,565,679
NRG Energy, Inc.	850,639	26,897,205
OGE Energy Corp.	983,374	30,258,418
		73,721,302
Gas Utilities - 0.1%
National Fuel Gas Co.	27,100	1,082,916
Independent Power and Renewable Electricity Producers - 1.0%
Vistra Corp.	625,400	10,863,198
Multi-Utilities - 2.8%
MDU Resources Group, Inc.	1,285,772	30,549,943

TOTAL UTILITIES		116,217,359

TOTAL COMMON STOCKS
(Cost $1,126,007,382)		1,070,691,283

Money Market Funds - 0.9%
Fidelity Cash Central Fund 0.10% (c)	5,556,720	5,557,831
Fidelity Securities Lending Cash Central Fund 0.11% (c)(d)	3,927,646	3,928,039
TOTAL MONEY MARKET FUNDS
(Cost $9,485,870)		9,485,870
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,135,493,252)		1,080,177,153
NET OTHER ASSETS (LIABILITIES) - 0.1%		1,011,460
NET ASSETS - 100%		$1,081,188,613

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$92,575
Fidelity Securities Lending Cash Central Fund	20,299
Total	$112,874

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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